Consolidated statement of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Loss for the period	€ (41,366)	€ (32,365)	€ (19,477)
Adjustments for the period:
Income taxes	1	4	1
Depreciation and amortisation	1,115	906	403
Net gain from disposal of leasehold improvements and equipment	34	(5)	25
Share based payments	3,381	2,469	2,035
Finance income / costs - net	6,647	(15)	(60)
Total	(30,188)	(29,006)	(17,073)
Change in trade and other receivables	(1,065)	33	(322)
Change in inventories	50	(36)	(19)
Change in other assets	(1,260)	340	121
Change in trade, other payables, provisions and contract liabilities	12,848	(791)	66,856
Cash used in operating activities	(19,615)	(29,460)	49,563
Interest received	294	628	218
Paid interest	(78)	(224)	(342)
Paid income tax	(1)	0	(1)
Net cash used in operating activities	(19,400)	(29,056)	49,438
Cash flow from investing activities
Purchase of intangible assets	(9)	(150)	(30)
Purchase of leasehold improvements and equipment	(431)	(1,324)	(691)
Cash received from the sale of leasehold improvements and equipment	0	0	1
Cash paid for investments in financial assets	(8,101)	(45,131)	(14,029)
Cash received from maturity of financial assets	16,547	50,945	0
Cash paid for investments in long term financial assets	0	0	(861)
Net cash used for investing activities	8,006	4,340	(15,610)
Cash flow from financing activities
Proceeds from issue of common shares	74,195	31,373	25,113
Transaction costs related to issue of common shares	(2,294)	(2,215)	(1,701)
Proceeds from borrowings	0	562	0
Repayment of lease liabilities	(521)	(405)	0
Repayment of borrowings	(2,128)	(3,277)	(2,917)
Cash flow from financing activities	69,252	26,038	20,495
Exchange-rate related changes of cash and cash equivalents	(6,238)	(917)	669
Net changes to cash and cash equivalents	57,858	1,322	54,323
Cash and cash equivalents at the beginning of the period	95,234	94,829	39,837
Cash and cash equivalents at the end of the period	146,854	95,234	94,829
Cash and cash equivalents at the end of the year	€ 146,854	€ 95,234	€ 94,829